Investments - Schedule of Changes in Net Assets of Master Trust (Details) - EBP QACA	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Total investment income	$ 1,330,250,492
Net transfers	13,551,819
Net increase	778,798,826
Net assets:
Beginning of year	7,918,041,830
End of year	8,696,840,656
Master Trust Balances
Investment income:
Net appreciation in fair value of investments	3,866,836,582
Interest and dividends	209,217,420
Total investment income	4,076,054,002
Net transfers	(989,205,944)
Net increase	3,086,848,058
Net assets:
Beginning of year	23,403,467,448
End of year	$ 26,490,315,506